SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements of VNET Group, Inc., its subsidiaries, consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Company”) have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated balance sheet as of December 31, 2023 was derived from the audited consolidated financial statements of the Company. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2023.

The Company has incurred losses since its inception. As of September 30, 2024, the Company had an accumulated deficit of RMB10.8 billion and in a net current liability position in an amount of RMB1.4 billion. Absent any other action, the Company likely will require additional liquidity to continue its operations over the next 12 months.

With the Company’s unused loan facilities with banks and financial institutions, strategy to obtain financing from the issuance of equity shares, bonds and convertible notes, and control of operating expenses and capital expenditure where necessary, management has determined that the Company has the ability to manage the liquidity needs to enable continuation of operations for the foreseeable future.

In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position as of September 30, 2024, operating results and cash flows of the Company for each of the periods presented.

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the periods. Significant accounting estimates include, but are not limited to, the valuation allowance for deferred tax assets, the fair value of convertible promissory notes and derivative liability, the estimated useful lives of property and equipment, and intangible assets, and incremental borrowing rate of leases. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

The Company regularly assesses the estimated useful lives of its property and equipment, and intangible assets. In January 2024, the Company, with the assistance of an external appraisal firm, completed an assessment of the useful lives of certain data center property and equipment and revised the estimated useful lives from a range of 2 to 10 years, to 3 to 15 years, based on an analysis of the property and equipment’s current use, historical age patterns, and industry trends and practices. This change in estimated useful lives is accounted for as a change in accounting estimate, prospectively beginning in fiscal year 2024. Based on the carrying amounts of relevant data center property and equipment as of December 31, 2023, the effect of the change was a reduction in depreciation expense of RMB279.2 million and an increase in net income of RMB208.7 million for the nine months ended September 30, 2024. The effect of change in basic and diluted earning per share was increase of RMB0.13 per share and RMB0.12 per share, respectively, for the nine months ended September 30, 2024.

(b)	Convenience translation

Translations of the unaudited condensed consolidated financial statements from RMB to US$ as of and for the nine months ended September 30, 2024 are solely for the convenience of the readers and were calculated at the noon buying rate of US$1.00 to RMB7.0176 on September 30, 2024, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(c)	Summary of the Company’s VIEs’ financial information in the unaudited condensed consolidated financial statements

The following tables represent the unaudited financial information of the consolidated VIEs as of December 31, 2023 and September 30, 2024 and for the nine months ended September 30, 2023 and 2024 before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Company:

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	923,692	887,756
Restricted cash	434,421	336,835
Accounts receivable	1,412,456	1,643,749
Prepaid expenses and other current assets	2,081,948	2,338,063
Amounts due from related parties	58,823	59,167
Total current assets	4,911,340	5,265,570
Non-current assets:
Property and equipment, net	7,398,768	7,335,083
Intangible assets, net	453,606	448,077
Land use rights, net	56,971	55,796
Operating lease right-of-use assets, net	3,948,272	4,361,070
Restricted cash	382	382
Deferred tax assets, net	208,266	257,352
Other non-current assets	148,383	186,563
Long-term investments, net	168,377	160,101
Total non-current assets	12,383,025	12,804,424
Total assets	17,294,365	18,069,994
Current liabilities:
Short-term bank borrowings	30,000	552,270
Accounts and notes payable	493,837	603,469
Accrued expenses and other payables	1,616,423	1,116,332
Advances from customers	1,605,247	1,752,935
Deferred revenue	83,546	81,087
Income taxes payable	13,531	14,038
Amounts due to inter-companies, net *	4,736,035	3,618,592
Amounts due to related parties	356,080	354,902
Current portion of finance lease liabilities	97,388	86,861
Current portion of long-term borrowings	544,803	977,069
Current portion of deferred government grants	8,062	8,538
Current portion of operating lease liabilities	754,935	858,491
Total current liabilities	10,339,887	10,024,584
Non-current liabilities:
Amounts due to inter-companies, net*	1,020,972	1,020,972
Long-term borrowings	2,464,811	3,075,078
Non-current portion of finance lease liabilities	720,954	748,256
Unrecognized tax benefits	98,082	98,082
Deferred tax liabilities	139,174	124,516
Deferred government grants	11,862	35,771
Non-current portion of operating lease liabilities	3,230,506	3,550,870
Total non-current liabilities	7,686,361	8,653,545
Total liabilities	18,026,248	18,678,129

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(c)	Summary of the Company’s VIEs’ financial information in the unaudited condensed consolidated financial statements (continued)

	For the nine months ended September 30,
	2023	2024
	RMB	RMB
Net revenues	4,797,734	5,346,385
Net income	42,318	142,932

	For the nine months ended September 30,
	2023	2024
	RMB	RMB
Net cash generated from operating activities	1,022,231	1,380,727
Net cash used in investing activities	(1,053,087)	(1,003,813)
Net cash used in financing activities	(181,814)	(510,436)
Net decrease in cash and cash equivalents and restricted cash	(212,670)	(133,522)
*

Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the consolidated VIEs.

(d)	Contract balances

As of January 1, 2023 and 2024, the Company has deferred revenues in an amount of RMB95,078 and RMB95,477, respectively, which were recognized as revenue for the nine months ended September 30, 2023 and 2024 in an amount of RMB82,126 and RMB77,970, respectively.

The Company does not disclose the value of unsatisfied performance obligations as the Company’s revenue contracts are (i) contracts with an original expected length of one year or less or (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.